Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	$ 248,581	$ 224,279
Intangible assets and goodwill at end of the year	219,944	248,581	$ 224,279
Goodwill
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	3,933
Intangible assets and goodwill at end of the year	3,933	3,933
Other intangible assets
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	244,648	224,279
Intangible assets and goodwill at end of the year	216,011	244,648	224,279
Cost
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	449,970	391,177	370,721
Business combination		12,021
Additions	34,461	67,936	65,269
Expired and disposal		(21,164)	(44,813)
Intangible assets and goodwill at end of the year	484,431	449,970	391,177
Cost | Goodwill
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	3,933
Business combination		3,933
Intangible assets and goodwill at end of the year	3,933	3,933
Cost | Other intangible assets
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	446,037	391,177	370,721
Business combination		8,088
Additions	34,461	67,936	65,269
Expired and disposal		(21,164)	(44,813)
Intangible assets and goodwill at end of the year	480,498	446,037	391,177
Accumulated amortization and impairment
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	(201,389)	(166,898)	(162,899)
Amortization expense for the year	63,098	55,080	48,812
Expired and disposal		20,589	44,813
Intangible assets and goodwill at end of the year	(264,487)	(201,389)	(166,898)
Accumulated amortization and impairment | Other intangible assets
Rollforward of intangible assets
Intangible assets and goodwill at beginning of the year	(201,389)	(166,898)	(162,899)
Amortization expense for the year	63,098	55,080	48,812
Expired and disposal		20,589	44,813
Intangible assets and goodwill at end of the year	$ (264,487)	$ (201,389)	$ (166,898)